OTHER LIABILITIES - Movements in the pension benefits (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Movements in the pension benefits
Incorporation by merger	$ 316
Service cost	23
Interest cost	72
Payments	(166)
At the end of the year	245
RECPAM	$ (158)